Schedule of Tax Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Tax Payable
Value added tax		¥ 33,078	¥ 29,014
Corporate income tax		4,490	8,595
Individual income tax withholding		2,455	2,406
Urban maintenance and construction tax		77	79
Stamp duty		348	380
Total	$ 5,697	¥ 40,448	¥ 40,474